Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2019
Deferred Policy Acquisition and Sales Inducement Costs

10. Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Balance, beginning of year	$155,887	$146,333	$137,358
Acquisition costs deferred	16,771	19,577	24,522
Amortization charged to income	(30,396)	(16,299)	(16,992)
Effect of unrealized gains and losses	(18,144)	6,276	1,445

Balance, end of year	$124,118	$155,887	$146,333

DSI activity, which primarily relates to interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2019	2018	2017
Balance, beginning of year	$2,391	$2,278	$2,265
Sales inducements deferred	125	128	167
Amortization charged to income	(251)	(181)	(188)
Effect of unrealized gains and losses	(489)	166	34

Balance, end of year	$1,776	$2,391	$2,278